Brumadinho dam failure - De-characterization of the upstream dams (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions.
Balance at the beginning	$ 4,522
Balance at the end	4,580	$ 4,522
Expense incurred in relation to Brumadinho event		510
Brumadinho event.
Provisions.
Balance at the beginning	4,575
Operating expense	851
Disbursements	(1,898)
Translation adjustment	(320)
Balance at the end	3,537	4,575
Present value adjustment	329
Global Settlement for Brumadinho
Provisions.
Operating expense	340
Global Settlement for Brumadinho | Brumadinho event.
Provisions.
Balance at the beginning	3,989
Monetary and present value adjustments	340
Disbursements	(1,056)
Translation adjustment	(289)
Balance at the end	2,984	3,989
Present value adjustment	$ 170	$ 5
Discount rate	8.08%	5.92%
Provision for individual indemnification and other commitments | Brumadinho event.
Provisions.
Balance at the beginning	$ 586
Operating expense	201
Monetary and present value adjustments	(11)
Disbursements	(192)
Translation adjustment	(31)
Balance at the end	553	$ 586
Incurred expenses | Brumadinho event.
Provisions.
Operating expense	650
Disbursements	$ (650)